Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2025
Securitizations And Variable Interest Entities Disclosure [Abstract]
Incremental Assets and Liabilities Included in Consolidated Financial Statements
The following table presents the incremental assets and liabilities included on the consolidated balance sheet as of Dec. 31, 2025 and Dec. 31, 2024. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital we invested in the VIE.

Consolidated investment management funds
	Dec. 31,
(in millions)	2025	2024
Trading assets	$841	$846
Other assets	23	45
Total assets (a)	$864	$891
Other liabilities	$1	$5
Total liabilities (a)	$1	$5
Nonredeemable noncontrolling interests (a)	$408	$359
(a)    There were no VMEs at Dec. 31, 2025. Includes VMEs with assets of $43 million, liabilities of less than $1 million and nonredeemable noncontrolling interests of $7 million at Dec. 31, 2024.

Schedule of Variable Interest Entities
The maximum loss exposure indicated in the following table relates solely to our investments in, and unfunded commitments to, the VIEs.

Non-consolidated VIEs	Dec. 31, 2025	Dec. 31, 2024
(in millions)
Other assets	$3,258	$2,905
Other liabilities	946	951
Maximum loss exposure	4,205	3,856